Acquisitions - Sky Gem International Limited - Identifiable assets acquired and liabilities assumed (Details) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 30, 2021	Dec. 31, 2021	Dec. 31, 2023
Acquisitions
Goodwill		$ 81,674,000	$ 0
Sky Gem International Limited
Acquisitions
Fair value of cash consideration transferred	$ 3,200,000	$ 3,200,000
Other assets	2,000,000
Other liabilities	(17,000)
Non-controlling interests	(3,072,000)
Total identifiable net assets acquired, net of non-controlling interests	(1,089,000)
Goodwill	$ 4,289,000